DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION (Policies)	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill

Goodwill, related to an acquisition, is calculated as the excess of the purchase price over the fair value of the identifiable net assets and is carried at cost. Goodwill is not amortized for financial reporting purposes; however, it is subject to annual assessment to determine if an impairment of goodwill has occurred. The Partnership intends to perform this impairment review annually in the second half of the calendar year, or in any period prior to the annual assessment, in which the Partnership experiences any circumstances that would indicate an impairment exists, such as disruptions in its business or other significant declines in results. An impairment loss is recorded if the implied fair value of the reporting unit is less than the carrying value. Reporting units are based on a component of the business with discrete financial information that management reviews on a regular basis. The Partnership reviews its reporting units on an annual basis. During the three and six months ended June 30, 2018, there have been no impairment indicators, or changes in the Partnership’s business, that would cause the Partnership to perform a goodwill impairment assessment.

Goodwill and Intangible Assets, Intangible Assets, Policy [Policy Text Block]
Intangibles

The Partnership’s intangibles are comprised of customer relationships, which were acquired in connection with the Knoxville Terminals Acquisition and were recorded at estimated fair value at the date of acquisition.

Intangibles with definite lives are amortized using the straight-line method over their relative estimated useful life, or the period of which they provide an economic benefit. The customer relationships estimated useful life for the Knoxville Terminals Acquisition were determined to be 10 years.

Recent Accounting Pronouncements
Recently Adopted Accounting Guidance

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09 (Topic 606), “Revenue from Contracts with Customers” (“ASC 606”). ASC 606 supersedes the revenue recognition requirements in Accounting Standards Codification 605 “Revenue Recognition” (“ASC 605”), and requires entities to recognize revenue when control of the promised goods or services is transferred to customers at an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. The Partnership adopted ASC 606 as of January 1, 2018 using the modified retrospective transition method. See Note 2 “Revenue” of the Notes to Condensed Consolidated Financial Statements for further details.

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”), to increase the transparency and comparability about leases among entities. Additional ASUs have been issued subsequent to ASU 2016-02 to provide additional clarification and implementation guidance for leases related to ASU 2016-02 related to, among other things, the application of certain practical expedients, the rate implicit in the lease, lessee reassessment of lease classification, lessor reassessment of lease term and purchase options, variable payments that depend on an index or rate and certain transition adjustments (collectively, the Partnership refers to ASU 2016-02 and these additional ASUs as the “Updated Lease Guidance”). The Updated Lease Guidance requires lessees to recognize a lease liability and a corresponding lease asset for virtually all lease contracts. It also requires additional disclosures about leasing arrangements. The Updated Lease Guidance is effective for interim and annual periods beginning after December 15, 2018, and requires a modified retrospective approach to adoption. While early adoption is permitted, the Partnership will not early adopt the Updated Lease Guidance. The Partnership has established a working group to study and lead the implementation of the Updated Lease Guidance and has instituted a task plan designed to meet the requirements and implementation deadline. The Partnership has also evaluated and purchased a lease software system, completed software design and configuration of the system, and begun testing the implementation of the selected system. The working group continues to evaluate the impact of the Updated Lease Guidance on the Partnership’s consolidated financial statements and related disclosures and the impact on its business processes and controls. While the assessment of this standard is ongoing, the Partnership has identified that the most significant impacts of the Updated Lease Guidance will be to bring nearly all leases onto its balance sheet with “right of use assets” and “lease obligation liabilities” as well as accelerating recognition of the interest expense component of financing leases. The new standard will also require additional disclosures for financing and operating leases.

In January 2017, the FASB issued ASU No. 2017-04, “Simplifying the Test for Goodwill Impairment” (“ASU 2017-04”) to provide updated guidance on goodwill impairment testing. Under ASU 2017-04, goodwill impairment Step 2 would be eliminated. This step required a comparison of the implied fair value and carrying value of goodwill of the reporting unit. Subsequent to the effective date of ASU 2017-04, during the annual, or if applicable, interim goodwill impairment assessment, entities would perform the test by comparing the fair value of the reporting unit with the carrying value of the reporting unit. The impairment charge would be the excess amount carrying value is greater than fair value, with the total amount limited to the carrying value of goodwill. ASU 2017-04 is effective for annual or, if applicable, interim goodwill impairment assessments beginning after December 15, 2019. Early adoption is permitted. The Partnership is currently evaluating the impact of this new standard on its consolidated financial statements and related disclosures.